Pro Forma Finanical Infomation	1 Months Ended
Jun. 30, 2023
Pro Forma Finanical Infomation
Pro Forma Finanical Infomation

(b) Pro Forma Finanical Infomation

	Bravo Multinational	Recombinant Productions Inc.	Proforma Adjustments		Proforma
ASSETS
Current Assets
Cash	$2,535	$-			$2,535
Prepaids	29,325	-			29,325

Total Assets	$31,860	$-			$31,860

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current Liabilities
Accounts payable and accrued expenses	$8,936	$1,000			$9,936
Customer deposits	35,800	-			35,800
Due to related parties	66,230	-			66,230
Accrued board of directors fees	119,750	-			119,750
Total Liabilities	230,716	1,000			231,716

Stockholders’ Deficit:
Common Stock	4,763	10	(10	)(1)	5,613
			850	(2)
Additional paid-in capital	90,954,399	844	10	(1)	95,034,403
			4,079,150	(2)
Accumulated deficit	(90,940,720)	-	-		(90,940,720)

Net loss	(217,298)	(1,854)	(4,080,000)		(4,299,152)
Accumulated deficit	(91,158,018)	(1,854)	-		(91,159,872)
Total Stockholders’ Deficit	(198,856)	(1,000)	-		(199,856)

Total Liabilities and Stockholders’ Deficit	$31,860	$-	$-		$31,860

(1) To eliminate historical equity values of RCI.
(2) To reflect value of stock issued and impairment of goodwill at date of share exchange